Acquisitions and Disposals of Subsidiaries - Summary of Impact of Acquisitions and Disposals on Consolidated Statements (Detail) - USD ($) $ in Millions		6 Months Ended
	Jun. 01, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Non-current liabilities
Trade and other payables		$ (1,619)		$ (1,943)
Current liabilities
Interest-bearing loans and borrowings		6,484		$ 5,410
Consideration paid/(received)	$ 10,838
Business combinations [member]
Non-current assets
Property, plant and equipment		3	$ 26
Intangible assets		14	307
Current assets
Inventories		5	39
Trade and other receivables		3	12
Cash and cash equivalents			40
Non-current liabilities
Interest-bearing loans and borrowings		(1)	(4)
Trade and other payables		(24)
Deferred tax liabilities			(49)
Current liabilities
Interest-bearing loans and borrowings		(1)	(2)
Trade and other payables		(5)	(47)
Net identifiable assets and liabilities		(6)	322
Non-controlling interest			(62)
Goodwill on acquisitions and goodwill disposed of		73	389
Consideration to be (paid)/received		(8)	(348)
Net cash paid on prior years acquisitions/(disposals)		145	81
Consideration paid/(received)		204	382
Cash (acquired)/disposed of			(40)
Net cash outflow / (inflow)		204	342
Net cash outflow / (inflow) on continuing operations		$ 204	337
Net cash outflow / (inflow) on discontinued operations			5
Disposals [member]
Non-current liabilities
Deferred tax liabilities			4
Non-current assets
Intangible assets			(15)
Current liabilities
Net identifiable assets and liabilities			(11)
Goodwill on acquisitions and goodwill disposed of			(15)
Loss/(gain) on disposal			(13)
Net cash paid on prior years acquisitions/(disposal)			(53)
Consideration paid/(received)			(92)
Net cash outflow / (inflow)			(92)
Net cash outflow / (inflow) on continuing operations			$ (92)